EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment1 [Abstract]
Schedule of equipment
Equipment consists as follows:

	Lab Equipment	Computer Equipment	Total
Cost	$	$	$
Balance as at March 31, 2022	475	238	713
Additions	142	—	142
Effect of foreign exchange	47	1	48
Balance as at March 31, 2023	664	239	903
Acquisition from Small Pharma	—	37	37
Additions	—	21	21
Computer equipment write-down	—	(33)	(33)
Effect of foreign exchange	—	1	1
Balance as at March 31, 2024	664	266	930

Accumulated Depreciation
Balance as at March 31, 2022	138	84	222
Depreciation charge	135	79	214
Effect of foreign exchange	17	—	17
Balance as at March 31, 2023	290	163	453
Depreciation charge	137	86	223
Computer equipment write-down	—	(15)	(15)
Effect of foreign exchange	3	—	3
Balance as at March 31, 2024	430	234	664

Net book value as at March 31, 2023	374	76	450
Net book value as at March 31, 2024	234	32	266